CAPITAL LEASE OBLIGATIONS	12 Months Ended
Dec. 31, 2010
CAPITAL LEASE OBLIGATIONS
CAPITAL LEASE OBLIGATIONS

10. CAPITAL LEASE OBLIGATIONS

        The following is a summary of leased assets and respective depreciation as of December 31, 2010 and 2009:

	December 31,
	2010	2009
Vehicles	$33,658	$9,995
Telecommunication equipment	1,235	68,547
Improvement	829	1,096
Buildings	—	171
Leased assets, at cost	35,722	79,809
Accumulated depreciation	(5,631)	(36,380)

Leased assets, net	$30,091	$43,429

        Depreciation of the assets recorded as capital leases is included in depreciation and amortization expense in the accompanying consolidated statements of operations for the years ended December 31, 2010, 2009 and 2008 and amounted to $2.8 million, $10.2 million and $10.8 million, respectively. Interest expense accrued on capital lease obligations for the years ended December 31, 2010, 2009 and 2008 amounted to $0.5 million, $1.5 million and $2.0 million, respectively.

        The following table presents future minimum lease payments under capital leases together with the present value of the net minimum lease payments:

Payments due in the period ended December 31,
2011	$10,461
2012	8,968
2013	8,427
2014	170
2015	71

Total minimum lease payments (undiscounted)	28,097
Less amount representing interest	(8,342)

Present value of net minimum lease payments	19,755
Less current portion of lease obligations	(8,882)

Non-current portion of lease obligations	$10,873

        Vehicles leased include automobiles and a corporate aircraft. The Group has an obligation to purchase these vehicles under the respective capital lease agreements at the end of the lease term. The Group may also purchase the aircraft at any time during a period starting from January 2011 through the end of the lease term, which is December 2013, for an amount ranging from $10.4 million to $0.6 million depending on the date of purchase.